UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Healthcare Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2011 – 06/30/2012

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03595
Reporting Period: 07/01/2011 - 06/30/2012
BlackRock Healthcare Fund, Inc.

======================= BlackRock Healthcare Fund, Inc. ========================

3SBIO INC.

Ticker:       SSRX           Security ID:  88575Y105
Meeting Date: SEP 20, 2011   Meeting Type: Annual
Record Date:  AUG 15, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Reelect Lawrence S. Wizel as Director   For       For          Management
1b    Reelect Mingde Yu as Director           For       For          Management
2     Appoint Ernst & Young Hua Ming as       For       For          Management
      Auditors

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CARDINAL HEALTH, INC.

Ticker:       CAH            Security ID:  14149Y108
Meeting Date: NOV 02, 2011   Meeting Type: Annual
Record Date:  SEP 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Colleen F. Arnold        For       For          Management
2     Elect Director George S. Barrett        For       For          Management
3     Elect Director Glenn A. Britt           For       For          Management
4     Elect Director Carrie S. Cox            For       For          Management
5     Elect Director Calvin Darden            For       For          Management
6     Elect Director Bruce L. Downey          For       For          Management
7     Elect Director John F. Finn             For       For          Management
8     Elect Director Gregory B. Kenny         For       For          Management
9     Elect Director David P. King            For       For          Management
10    Elect Director Richard C. Notebaert     For       For          Management
11    Elect Director David W. Raisbeck        For       For          Management
12    Elect Director Jean G. Spaulding        For       For          Management
13    Ratify Auditors                         For       For          Management
14    Approve Omnibus Stock Plan              For       For          Management
15    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
16    Advisory Vote on Say on Pay Frequency   One Year  Three Years  Management
17    Require Independent Board Chairman      Against   Against      Shareholder

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CHINA KANGHUI HOLDINGS

Ticker:       KH             Security ID:  16890V100
Meeting Date: SEP 05, 2011   Meeting Type: Annual
Record Date:  JUL 25, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Reelect Yikang Jiang as Director        For       Against      Management
2     Reelect Jun Du as Director              For       Against      Management
3     Reelect Shuchun Gao as Director         For       For          Management
4     Ratify Ernst & Young Hua Ming as        For       For          Management
      Auditors
5     Amend Omnibus Stock Plan                For       Against      Management
6     Other Business (Voting)                 For       Against      Management

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MCKESSON CORPORATION

Ticker:       MCK            Security ID:  58155Q103
Meeting Date: JUL 27, 2011   Meeting Type: Annual
Record Date:  MAY 31, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andy D. Bryant           For       For          Management
2     Elect Director Wayne A. Budd            For       For          Management
3     Elect Director John H. Hammergren       For       For          Management
4     Elect Director Alton F. Irby III        For       Against      Management
5     Elect Director M. Christine Jacobs      For       Against      Management
6     Elect Director Marie L. Knowles         For       For          Management
7     Elect Director David M. Lawrence        For       Against      Management
8     Elect Director Edward A. Mueller        For       Against      Management
9     Elect Director Jane E. Shaw             For       For          Management
10    Ratify Auditors                         For       For          Management
11    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
12    Advisory Vote on Say on Pay Frequency   One Year  Three Years  Management
13    Reduce Supermajority Vote Requirement   For       For          Management
      to Amend Certificate of Incorporation
      That Adversely Affects Holders of
      Series A Junior Participating
      Preferred Stock
14    Reduce Supermajority Vote Requirement   For       For          Management
      to Amend Bylaws
15    Reduce Supermajority Vote Requirement   For       For          Management
      and "Fair Price" Provision Applicable
      to Certain Business Combinations
16    Amend Certificate of Incorporation to   For       For          Management
      Remove Transitional Provision Related
      to Eliminated Classified Board
      Structure
17    Amend Certificate of Incorporation to   For       For          Management
      Conform the "Interested Transactions"
      Provisions and the Stockholder Action
      Provision
18    Stock Retention/Holding Period          Against   Against      Shareholder

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PATTERSON COMPANIES, INC.

Ticker:       PDCO           Security ID:  703395103
Meeting Date: SEP 12, 2011   Meeting Type: Annual
Record Date:  JUL 15, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Andre B. Lacey           For       For          Management
1.2   Elect Director Les C. Vinney            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   None      Three Years  Management
4     Ratify Auditors                         For       For          Management

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SHANGPHARMA CORP.

Ticker:       SHP            Security ID:  81943P104
Meeting Date: OCT 14, 2011   Meeting Type: Annual
Record Date:  SEP 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2011 Share Incentive Plan       For       Against      Management
2     Approve 2010 Share Incentive Plan       For       Against      Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Healthcare Fund, Inc.

Date:	August 27, 2012